Restructuring	12 Months Ended
Dec. 31, 2020
Restructuring [Abstract]
Disclosure of Restructuring [text block]

01 – Restructuring

Restructuring is primarily driven by the implementation of the Group’s strategic changes as announced in the third quarter 2019. We have defined and are in the process of implementing measures that aim to strengthen the bank, position it for growth and simplify its organizational set-up. The measures also aim to reduce adjusted costs through higher efficiency, by optimizing and streamlining processes, and by exploiting synergies.

Restructuring expense is comprised of termination benefits, additional expenses covering the acceleration of deferred compensation awards not yet amortized due to the discontinuation of employment and contract termination costs related to real estate.

Net restructuring expense by division

in € m.	2020	2019	2018
Corporate Bank	28	137	32
Investment Bank	14	169	199
Private Bank	413	126	49
Asset Management	22	29	19
Capital Release Unit	5	143	62
Corporate & Other	3	40	(1)
Total Net Restructuring Charges	485	644	360

Net restructuring by type

in € m.	2020	2019	2018
Restructuring – Staff related	479	641	367
thereof:
Termination Benefits	441	476	248
Retention Acceleration	36	156	113
Social Security	1	9	6
Restructuring – Non Staff related	6	2	(6)
Total Net Restructuring Charges	485	644	360

Provisions for restructuring amounted to € 676 million, € 684 million and € 585 million as of December 31, 2020, December 31, 2019 and December 31, 2018, respectively. The majority of the current provisions for restructuring are expected to be utilized in the next two years.

During 2020, 1,447 full-time equivalent staff was reduced through restructuring (2019: 2,564 and 2018: 3,217).

Organizational changes

Full-time equivalent staff	2020	2019	2018
Corporate Bank	303	138	223
Investment Bank	100	626	670
Private Bank	630	731	910
Asset Management	48	136	92
Capital Release Unit	69	514	243
Infrastructure	297	419	1,078
Total full-time equivalent staff	1,447	2,564	3,217

FTE figures for 2019 and 2018 have been restated to include former Postbank employees which were not previously included in the disclosure.